Financial Instruments (Details 2)	9 Months Ended
Aug. 31, 2019 USD ($)
Undiscounted future cash flows	$ 6,689,104
Accounts Payable [Member]
Third parties	3,504,755
Accrued Liabilities [Member]
Third parties	1,174,186
Employee Costs Payable [Member]
Related parties	236,449
Unsecured Convertible Debentures [Member]
Third parties	152,087
Related parties	1,621,627
Less Than 3 Months [Member]
Undiscounted future cash flows	6,002,196
Less Than 3 Months [Member] | Accounts Payable [Member]
Third parties	3,504,755
Less Than 3 Months [Member] | Accrued Liabilities [Member]
Third parties	1,174,186
Less Than 3 Months [Member] | Employee Costs Payable [Member]
Related parties	236,449
Less Than 3 Months [Member] | Unsecured Convertible Debentures [Member]
Third parties	2,961
Related parties	1,083,845
Three To Six Months [Member]
Undiscounted future cash flows	15,263
Three To Six Months [Member] | Accounts Payable [Member]
Third parties	0
Three To Six Months [Member] | Accrued Liabilities [Member]
Third parties	0
Three To Six Months [Member] | Employee Costs Payable [Member]
Related parties	0
Three To Six Months [Member] | Unsecured Convertible Debentures [Member]
Third parties	2,806
Related parties	12,457
Six To Nine Months [Member]
Undiscounted future cash flows	15,431
Six To Nine Months [Member] | Accounts Payable [Member]
Third parties	0
Six To Nine Months [Member] | Accrued Liabilities [Member]
Third parties	0
Six To Nine Months [Member] | Employee Costs Payable [Member]
Related parties	0
Six To Nine Months [Member] | Unsecured Convertible Debentures [Member]
Third parties	2,837
Related parties	12,594
Nine Months To One Year [Member]
Undiscounted future cash flows	156,077
Nine Months To One Year [Member] | Accounts Payable [Member]
Third parties	0
Nine Months To One Year [Member] | Accrued Liabilities [Member]
Third parties	0
Nine Months To One Year [Member] | Employee Costs Payable [Member]
Related parties	0
Nine Months To One Year [Member] | Unsecured Convertible Debentures [Member]
Third parties	143,483
Related parties	12,594
Greater Than One Year [Member]
Undiscounted future cash flows	500,137
Greater Than One Year [Member] | Accounts Payable [Member]
Third parties	0
Greater Than One Year [Member] | Accrued Liabilities [Member]
Third parties	0
Greater Than One Year [Member] | Employee Costs Payable [Member]
Related parties	0
Greater Than One Year [Member] | Unsecured Convertible Debentures [Member]
Third parties	0
Related parties	$ 500,137